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Aspiriant Risk-Managed Equity Allocation Fund
FUND SUMMARY Aspiriant Risk-Managed Equity Allocation Fund
Investment Objective

The Aspiriant Risk-Managed Equity Allocation Fund (the "Fund" or "Equity Allocation Fund") seeks to achieve long-term capital appreciation while considering federal tax implications of investment decisions.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Aspiriant Risk-Managed Equity Allocation Fund	Advisor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee (as percentage of amount redeemed) (on shares held for 90 days or less)	none	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Aspiriant Risk-Managed Equity Allocation Fund		Advisor Shares	Institutional Shares [1]
Management Fees		0.24%	0.24%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.18%	0.18%
Acquired Fund Fees and Expenses	[2]	0.44%	0.44%
Total Annual Operating Expenses		0.86%	1.11%
Fee Waivers	[3]	(0.14%)	(0.14%)
Total Annual Operating Expenses After Fee Waivers		0.72%	0.97%
[1]	Estimated for current fiscal year.
[2]	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. Total Annual Operating Expenses and Total Annual Operating Expenses After Fee Waiver in this table may not correlate to the gross and net ratios of expenses to average net assets provided in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Adviser has contractually agreed to waive its advisory fee from 0.24% to 0.16% and administrative services fee from 0.10% to 0.04% through June 30, 2021. Each arrangement may be terminated only by the Trust's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Aspiriant Risk-Managed Equity Allocation Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Advisor Shares	74	260	463	1,048
Institutional Shares	99	339	598	1,339

Portfolio Turnover

The Equity Allocation Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Equity Allocation Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund may invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e., rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets, which are considered developed or emerging based upon the market definition used by the MSCI ACWI Index (the "MSCI Index"). The Fund may invest in companies of any market capitalization.

The Fund seeks to achieve its investment objective by investing in securities that the Adviser believes offer the most attractive return vs. risk opportunities. The Fund's assets are allocated to various sub-advisers and invested directly in other investment companies or pooled investment vehicles ("Underlying Funds", such as open-end and closed-end funds, exchange-traded funds, and private funds) based on asset class forecasts used by the Adviser and its assessment of the risks of such asset classes. A key component of those forecasts is the Adviser's expectation that valuations ultimately revert to their fundamental fair value. The Adviser changes the Fund's allocations in response to changes in the Adviser's investment outlook and in financial market valuations. The Adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

For a portion of its investments, the Fund may seek to reduce the volatility of its net asset value relative to the MSCI Index, with respect to global securities, or to the S&P 500 Index (the "S&P 500" and with the MSCI Index, the "Benchmarks"), with respect to domestic securities, by using a global or domestic low volatility strategy that focuses on lower volatility equities through the use of risk models. The use of risk models refers to the use of a consistent process based on Models and Data (described below) to invest in securities that exhibit below average forecasted risk characteristics in order to achieve market-like returns with less volatility than the relevant Benchmark over a full market cycle. The Adviser considers a full market cycle to be the period between two peaks, which includes both a bear and a bull market and generally spans 7 to 10 years.

The Fund also pursues low volatility strategies by investing in Underlying Funds that seek to reduce volatility and achieve market-like returns by investing in equity securities believed to exhibit lower volatility than the relevant Benchmark over a full market cycle.

In addition, the Fund may use a portion of its assets to seek to reduce volatility relative to the MSCI Index, with respect to global securities, or to the S&P 500 Index, with respect to domestic securities, by using a global or domestic quality strategy that focuses on lower risk and high quality equities. The global quality strategy seeks to provide diversified exposure to high quality global companies, while the domestic quality strategy seeks to provide diversified exposure to high quality U.S. companies. The quality strategy would tilt a portion of the Fund's portfolio toward stocks that have lower volatility, lower earnings variation, lower leverage, and higher earnings yield versus the MSCI Index for the global quality strategy and the S&P 500 for the domestic quality strategy.

The Fund also pursues a quality strategy by investing in Underlying Funds that seek to reduce volatility by investing in equity securities believed to be of high quality.

In addition, the Fund pursues a long/short equity strategy by investing in Underlying Funds that seek to reduce volatility and achieve capital appreciation over a full market cycle by investing long and short in domestic and global equity securities.

When investing in Underlying Funds, the Fund will bear its pro rata portion of the expenses of the Underlying Funds in addition to its own direct expenses.

Given the complexity of the investments and strategies of the Equity Allocation Fund, certain of the sub-advisers rely heavily on quantitative models (both proprietary models developed by the sub-adviser and those supplied by third parties) and information and data supplied by third parties ("Models and Data"). Models and Data are used to construct sets of transactions and investments by helping to determine the expected returns of securities.

In constructing the Fund's investment portfolio, certain sub-advisers consider federal tax implications when making investment decisions with respect to individual securities to seek to provide a tax advantage. This approach is commonly referred to as a tax-managed approach and aims to limit the effect of federal income tax on investment returns by delaying and minimizing the realization of net capital gains and by maximizing the extent to which any realized net capital gains are long-term in nature. This tax-managed approach may only apply to a portion of the Fund's portfolio.

Principal Risks

Because the value of your investment in the Equity Allocation Fund will fluctuate, you may lose money and there can be no assurance that the Fund will achieve its investment objective. Below is a summary of the principal risks of investing in the Fund.

Asset Allocation Risk: The Fund is subject to different levels and combinations of risks based on its actual allocation among various asset classes and underlying investments. The Fund will be exposed to risks of the asset classes, underlying investments, and financial markets in which it invests. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it at any point in time.

Emerging Markets Risk: Emerging markets involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Foreign Securities and Currencies Risk: The prices of foreign securities, including depositary receipts, may decline or fluctuate because of (i) economic or political actions of foreign governments and/or (ii) less regulated or liquid securities markets. These risks are greater for emerging markets than for more developed foreign markets. Investors holding these securities are also exposed to foreign currency risk, which is the possibility that foreign currency will fluctuate in value against the U.S. dollar.

Illiquid Investments Risk: The risk that the Fund may not be able to sell a security in a timely manner at a desired price.

Investment Style Risk: The risk that securities selected as part of a low volatility strategy and quality strategy may underperform other segments of the equity markets or the equity markets as a whole. Low volatility and quality investing tend to perform differently and shift into and out of favor with investors depending on changes in market and economic conditions. As a result, the Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or in securities of a different investment style.

Management and Operational Risk: The Fund runs the risk that investment techniques will fail to produce desired results. The Fund also runs the risk that the assessment of an investment (including a company's fundamental fair (or intrinsic) value) may be wrong or that deficiencies in adviser's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund's operations.

Market Risk: Market risk is the risk that returns from the securities in which a fund invests will underperform returns from the general securities markets or other types of securities. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities.

Models and Data Risk: When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used by a sub-adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Political and Economic Risks: The values of securities may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Small and Mid-Cap Company Risk: Smaller capitalization companies may be more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell such securities at a desired time or price.

Tax-Managed Investment Risk: Market conditions may limit the Fund's ability to implement its tax-managed approach. For example, market conditions may limit the Fund's ability to generate tax losses or to generate qualified dividend income, which is generally taxed to noncorporate shareholders at favorable rates. The Fund's ability to utilize various tax-management techniques may be curtailed or eliminated in the future by legislation or regulation. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before or after consideration of federal income tax consequences as non-tax managed funds.

Underlying Fund Risk: The actual cost of investing in Underlying Funds may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. The Fund will bear its pro rata portion of the expenses of the Underlying Funds in addition to its own direct expenses. By investing in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds' investments. The Fund's investment performance is directly tied to the performance of the Underlying Funds and other investments in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, or otherwise performs poorly, the Fund's performance could be negatively affected. With respect to an Underlying Fund whose shares trade on an exchange (for example, an exchange-traded fund), its shares may trade below their net asset value or at a discount, which may adversely affect the Fund's performance. The Fund's investments in unaffiliated limited partnerships, including hedge funds, may be illiquid. Illiquid investments are subject to the risk that the Fund will not be able to sell the investments when desired or at favorable prices.

Principal Risks of Underlying Funds

Below is a summary of the principal risks of investing in the Equity Allocation Fund as a result of its investments in the Underlying Funds. References in this section to a "fund" are to the Underlying Funds in which the Fund may invest and references to investments and securities are to those held directly by the Underlying Funds.

Counterparty Risk: Transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Derivatives Risk: The use of derivatives by a fund can lead to losses because of adverse movements in the price or value of the asset, index, rate, instrument or economic measure underlying a derivative, due to failure of a counterparty, or due to tax or regulatory constraints. In addition, the successful use of derivatives depends in part on the future price fluctuations and the degree of correlation between the underlying securities. Unusual market conditions or the lack of a ready market for any particular derivative at a specific time may reduce the effectiveness of a fund's derivate strategies and, for these and other reasons, a fund's derivative strategies may not reduce the fund's volatility to the extent desired. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by a fund. Derivatives may create economic leverage in a fund, which magnifies the fund's exposure to the underlying investment. As a result, the loss on derivative transactions may substantially exceed the initial investment. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Derivatives that are traded "over the counter" also present credit risk (the risk that the other party to the derivative contract will not fulfill its contractual obligations, whether because of bankruptcy or other default).

Focused Investment Risk: Investments focused in a limited number of countries, regions, sectors, industries, or issuers (or in sectors within a country or region) that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated. If a fund invests in the securities of a limited number of issuers, a decline in the market price of a particular security held by the fund may affect the fund's performance more than if the fund invested in the securities of a larger number of issuers.

Large Shareholder Risk: To the extent that a large number of shares of the Underlying Fund is held by a single shareholder or a group of shareholders with a common investment strategy, the Underlying Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Underlying Fund shares will require the Underlying Fund to sell securities at disadvantageous prices or otherwise disrupt the Underlying Fund's operations.

Leverage Risk: Investments in futures, swaps, and other derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as purchasing derivative instruments in an effort to increase its returns, it has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires a fund to pay interest.

Short Sale Risk: The risk that the price of a security sold short will increase in value between the time of the short sale and the time a fund must purchase the security to return it to the lender. The fund's potential loss on a short sale could theoretically be unlimited in a case where the fund is unable, for any reason, to close out its short position.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Equity Allocation Fund's Advisor Shares. Updated performance information is available at www.aspiriantfunds.com or by calling the Fund at 1-877-997-9971. Performance of the Institutional Shares is not shown because it has not commenced operations. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The bar chart below will show changes in the Fund's Advisor Shares' performance from year-to-year.

Calendar Year Total Returns for Advisor Shares*

* Advisor Shares year-to-date total return as of March 31, 2020 was (17.08%).

Best Quarter:	8.22% March 31, 2019
Worst Quarter:	(7.65%) December 31, 2018

The table below shows how the Fund's average annual total returns for the periods indicated compare with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRA").

Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Total Returns - Aspiriant Risk-Managed Equity Allocation Fund	1 Year	5 Years	Since Inception	Inception Date
Advisor Shares	16.84%	7.43%	7.22%	Apr. 04, 2013
Advisor Shares | After Taxes on Distributions	15.49%	6.50%	6.51%	Apr. 04, 2013
Advisor Shares | After Taxes on Distributions and Sales	10.76%	5.63%	5.57%	Apr. 04, 2013
MSCI ACWI (reflects no deduction of fees, expenses or taxes)	26.60%	8.41%	9.25%	Apr. 04, 2013